Segment information (Tables)	6 Months Ended
Jun. 30, 2025
Segment information [Abstract]
Schedule of Inter-Segment Eliminations
The results for the six months ending June 30, 2025, and June 30, 2024, respectively are shown below.

	Intellectual Property	Metals Extraction	Corporate	Inter-Segment eliminations	Total
	$	$	$	$	$
For the six months ended June 30, 2025
Revenue	651,939	-	2,624,729	(2,951,217)	325,451
Cost of Sales	(173,486)	-	(2,386,271)	2,386,271	(173,486)
Gain (loss) on foreign exchange	534,966	(284,430)	(7,089)	-	243,447
General and administrative expenses	(1,901,367)	(1,396,500)	(5,053,193)	1,040,290	(7,310,770)
Depreciation and amortization	(668,655)	(11,383)	(18,622)	-	(698,660)
Interest income	2,407,452	10	389,656	(2,383,209)	413,909
Fair value gain on embedded derivatives	-	-	14,145,000	-	14,145,000
Interest expense	(11,655)	(13,448)	(4,854,740)	-	(4,879,843)
Income (loss) for the period	839,194	(1,705,751)	4,839,470	(1,907,865)	2,065,048

As at June 30, 2025
Segment assets	109,648,078	135,680,916	141,812,629	(238,582,976)	148,558,647
Segment liabilities	1,363,865	78,496,727	49,252,073	(83,144,960)	45,967,705

	Intellectual Property	Metals Extraction	Corporate	Inter-Segment eliminations	Total
	$	$	$	$	$
For the six months ended June 30, 2024 (As restated1)
Revenue	471,278	-	2,924,581	(3,346,209)	49,650
Cost of Sales	(205,621)	-	-	193,369	(12,252)
Gain (loss) on foreign exchange	(151,973)	100,316	(8,818)	-	(60,475)
General and administrative expenses	(2,998,981)	(858,172)	(7,980,534)	3,113,598	(8,724,089)
Depreciation and amortization	(662,740)	(129,454)	(43,320)	-	(835,514)
Interest income	832,426	407	1,065,449	(536,644)	1,361,638
Fair value gain on embedded derivatives	-	-	(356,000)	-	(356,000)
Interest expense	(14,211)	(174,351)	(2,175,783)	-	(2,364,345)
Loss for the period	(2,729,822)	(1,061,254)	(6,574,425)	(575,886)	(10,941,387)

As at December 31, 2024
Segment assets	7,185,012	123,400,083	92,982,474	(66,914,097)	156,653,472
Segment liabilities	3,792,443	64,496,247	58,389,664	(69,351,882)	57,326,472
[1]Amounts for the six months ended June 30, 2024 have been restated from previously reported numbers due to identification of errors in previously reported numbers. Please refer to Note 2.8 for further details.